Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related party transactions [abstract]
Related party transactions
36	Related party transactions

In addition to the information disclosed elsewhere in the financial statements, the following transactions took place between the Group and related parties at terms agreed between the parties during the relevant financial year:

a)	Sales and purchase of goods and services

	31/12/2016	31/12/2017	31/12/2018
	US$'000	US$'000	US$'000
Maintenance income	(9)	(9)	(9)
Rental income	(8)	(2)	(15)
Platform development costs	25	—	—

Terms and conditions of transactions with related parties

There have been no guarantees provided or received for any related party receivables or payables. For the year ended 31 December 2018, the Group has not recorded any expected credit loss allowances relating to amounts owed by related parties (31/12/2017: US$Nil). This assessment is undertaken each financial year through examining the financial position of the related party and the market in which the related party operates.

b)	Related party balances

	Note	31/12/2017	31/12/2018
		US$'000	US$'000
Related party receivables	11	11	—
Loan from shareholders	22	—	15,188

c)	Key management personnel compensation

Key management personnel of the Group are those persons having the authority and responsibility for planning, directing and controlling the activities of the Group. The Chief Executive Officer, Chief Brand Officer, Chief Financial Officer, Chief Operating Officer, Chief Revenue Officer, Chief Technology Officer, Chief People

Officer and Regional General Manager are considered key management personnel of the Group. Compensation payable to key management personnel comprise:

	31/12/2016	31/12/2017	31/12/2018
	US$'000	US$'000	US$'000
Salaries, bonus and allowances	1,269	887	749
Employer's contribution to CPF	81	55	45
Employee share option expense	1,868	1,812	334

The amounts disclosed in the table are the amounts recognized as an expense during the reporting period related to key management personnel.